MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Proceeds from maturities and sales of available-for-sale marketable securities and related gross realized gains and losses
Proceeds from maturities and sales of available-for-sale marketable securities	$ 82,160	$ 205,944	$ 600,149
Gross realized gains	35,692	4,075	2,482
Gross realized losses	$ 0	$ (5)	$ (41)